Notes to the income statement - Basic and diluted loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes to the income statement
Net loss for the period	€ (55,269)	€ (29,466)
Weighted average number of shares outstanding used to calculate basic loss per share	42,044,796	40,864,457
Weighted average number of shares outstanding used to calculate diluted loss per share	42,044,796	40,864,457
Basic loss per share	€ (1.31)	€ (0.72)
Diluted loss per share	€ (1.31)	€ (0.72)